EMPLOYEE FUTURE BENEFITS (Details 3) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of the period	CAD 5.4
Balance, end of the period	(13.9)	CAD 5.4
Pension Plans, Defined Benefit [Member]
Balance, beginning of the period	13.7	28.7
Accumulated gain (loss)	7.9	(15.0)
Balance, end of the period	21.6	13.7
Other Benefit Plans [Member]
Balance, beginning of the period	(19.1)	2.1
Accumulated gain (loss)	11.2	(21.2)
Balance, end of the period	CAD (7.9)	CAD (19.1)